SEGMENTED INFORMATION Schedule of property and equipment by geographical region (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 34,180	$ 28,947
Americas [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	18,001	15,324
Europe, Middle East and Africa [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	10,814	8,171
Asia-Pacific [Member]
PROPERTY AND EQUIPMENT BY GEOGRAPHICAL REGION
Property and equipment	$ 5,365	$ 5,452